Quarterly Report
March 31, 2023
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.5%
Aerospace & Defense – 1.9%
Honeywell International, Inc.	69,540	$13,290,485
Howmet Aerospace, Inc.	162,045	6,865,847
L3Harris Technologies, Inc.	65,225	12,799,754
Northrop Grumman Corp.	15,270	7,050,464
		$40,006,550
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	32,883	$7,427,941
Diageo PLC	95,893	4,275,128
		$11,703,069
Automotive – 1.8%
Aptiv PLC (a)	113,887	$12,776,982
Lear Corp.	81,859	11,418,512
LKQ Corp.	250,875	14,239,665
		$38,435,159
Broadcasting – 0.8%
Omnicom Group, Inc.	161,988	$15,281,948
Warner Bros. Discovery, Inc. (a)	182,908	2,761,911
		$18,043,859
Brokerage & Asset Managers – 2.4%
Cboe Global Markets, Inc.	66,327	$8,903,736
Charles Schwab Corp.	542,181	28,399,441
Invesco Ltd.	283,524	4,649,794
NASDAQ, Inc.	162,691	8,894,317
		$50,847,288
Business Services – 2.4%
Accenture PLC, “A”	39,203	$11,204,609
Amdocs Ltd.	134,699	12,935,145
Cognizant Technology Solutions Corp., “A”	117,674	7,169,877
Fidelity National Information Services, Inc.	155,713	8,459,887
Fiserv, Inc. (a)	99,918	11,293,732
		$51,063,250
Cable TV – 1.7%
Comcast Corp., “A”	966,236	$36,630,007
Chemicals – 0.7%
PPG Industries, Inc.	107,503	$14,360,251
Computer Software – 2.6%
Microsoft Corp.	173,846	$50,119,802
Oracle Corp.	76,815	7,137,650
		$57,257,452
Computer Software - Systems – 0.3%
Seagate Technology Holdings PLC	81,443	$5,385,011

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
Masco Corp.	410,878	$20,428,854
Stanley Black & Decker, Inc.	122,199	9,846,796
Vulcan Materials Co.	42,015	7,208,093
		$37,483,743
Consumer Products – 0.1%
Kimberly-Clark Corp.	21,252	$2,852,443
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,816	$4,816,777
Electrical Equipment – 1.1%
Johnson Controls International PLC	396,693	$23,888,853
Electronics – 2.9%
Applied Materials, Inc.	99,993	$12,282,140
Intel Corp.	528,391	17,262,534
NXP Semiconductors N.V.	89,008	16,597,767
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88,845	8,264,362
Texas Instruments, Inc.	49,675	9,240,047
		$63,646,850
Energy - Independent – 2.6%
ConocoPhillips	233,377	$23,153,332
Hess Corp.	151,638	20,067,773
Pioneer Natural Resources Co.	64,504	13,174,297
		$56,395,402
Energy - Integrated – 0.5%
Suncor Energy, Inc.	322,239	$10,004,549
Food & Beverages – 1.0%
Archer Daniels Midland Co.	88,803	$7,074,047
Danone S.A.	100,631	6,254,487
General Mills, Inc.	30,121	2,574,141
J.M. Smucker Co.	31,163	4,904,121
		$20,806,796
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	20,514	$2,944,785
Health Maintenance Organizations – 1.4%
Cigna Group	117,315	$29,977,502
Insurance – 3.3%
Aon PLC	77,760	$24,516,950
Chubb Ltd.	96,470	18,732,545
Travelers Cos., Inc.	59,369	10,176,440
Willis Towers Watson PLC	76,209	17,709,448
		$71,135,383
Internet – 1.0%
Alphabet, Inc., “A” (a)	203,652	$21,124,822
Leisure & Toys – 0.3%
Electronic Arts, Inc.	51,787	$6,237,744

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.0%
Eaton Corp. PLC	205,464	$35,204,202
Ingersoll Rand, Inc.	225,551	13,122,557
Regal Rexnord Corp.	117,312	16,509,318
		$64,836,077
Major Banks – 6.3%
Bank of America Corp.	932,592	$26,672,131
Goldman Sachs Group, Inc.	139,893	45,760,399
JPMorgan Chase & Co.	287,609	37,478,329
Morgan Stanley	198,206	17,402,487
PNC Financial Services Group, Inc.	69,473	8,830,018
		$136,143,364
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	45,259	$9,666,870
McKesson Corp.	46,807	16,665,632
		$26,332,502
Medical Equipment – 1.9%
Becton, Dickinson and Co.	27,152	$6,721,206
Danaher Corp.	40,602	10,233,328
Medtronic PLC	252,565	20,361,790
Thermo Fisher Scientific, Inc.	7,920	4,564,851
		$41,881,175
Metals & Mining – 0.2%
Glencore PLC	917,179	$5,275,712
Other Banks & Diversified Financials – 1.3%
Northern Trust Corp.	141,860	$12,502,122
Truist Financial Corp.	465,642	15,878,392
		$28,380,514
Pharmaceuticals – 4.8%
Bayer AG	230,637	$14,687,387
Johnson & Johnson	202,449	31,379,595
Merck & Co., Inc.	180,606	19,214,672
Organon & Co.	160,828	3,782,675
Pfizer, Inc.	397,981	16,237,625
Roche Holding AG	42,432	12,143,503
Vertex Pharmaceuticals, Inc. (a)	18,336	5,777,123
		$103,222,580
Railroad & Shipping – 0.9%
Union Pacific Corp.	100,577	$20,242,127
Restaurants – 0.2%
Wendy's Co.	239,242	$5,210,691
Specialty Chemicals – 1.1%
Axalta Coating Systems Ltd. (a)	441,305	$13,367,128
DuPont de Nemours, Inc.	155,748	11,178,034
		$24,545,162
Specialty Stores – 0.8%
Ross Stores, Inc.	29,906	$3,173,924
Walmart Stores, Inc.	101,665	14,990,504
		$18,164,428

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.8%
T-Mobile US, Inc. (a)	121,706	$17,627,897
Tobacco – 1.0%
Philip Morris International, Inc.	218,561	$21,255,057
Utilities - Electric Power – 2.7%
Duke Energy Corp.	120,356	$11,610,743
Exelon Corp.	234,241	9,812,356
National Grid PLC	432,635	5,872,430
PG&E Corp. (a)	860,475	13,913,881
Southern Co.	231,493	16,107,283
		$57,316,693
Total Common Stocks		$1,245,481,524
Bonds – 39.7%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,017,140
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	504,000	492,478
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,570,000	1,547,418
		$3,057,036
Asset-Backed & Securitized – 5.8%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.458% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	$1,851,500	$1,793,983
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 6.342% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	2,407,803	2,349,086
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 6.342% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	1,150,000	1,139,606
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.006% (LIBOR - 1mo. + 1.2%), 12/15/2035 (n)	2,115,000	2,053,327
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.284% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	1,807,500	1,694,096
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.658% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	4,848,607
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.073% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,291,470
AREIT 2022-CRE6 Trust, “B”, FLR, 6.409% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	3,088,500	2,934,680
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.43% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	531,959	676,940
BDS 2019-FL4 Ltd., “A”, FLR, 5.808% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	45,269	45,171
Brazos Securitization LLC, 5.243%, 3/01/2041 (n)	1,552,000	1,597,677
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.984% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	4,964,000	4,797,468
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.734% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	849,500	809,490
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.608% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,748,714
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	966,600	903,771
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.984% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	5,214,000	5,017,358
CHCP 2021-FL1 Ltd., “AS”, FLR, 6.074% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	2,203,500	2,101,301
Columbia Cent CLO 28 Ltd., “A-2-R”, 6.534%, 11/07/2030 (n)	3,492,733	3,342,217
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,820,153
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,042,840
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,216,346
Cutwater 2015-1A Ltd., “AR”, FLR, 6.012% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	1,246,796	1,240,669
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.692% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	1,828,147	1,811,396
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.812% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,361,840
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	99,572	97,828
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,046,307
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,880,000	4,687,003
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,098,997
LCCM 2021-FL2 Trust, “B”, FLR, 6.584% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	2,562,000	2,475,712
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.434% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,288,000	5,088,553
MF1 2020-FL4 Ltd., “A”, FLR, 6.473% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,118,818	1,116,370
MF1 2021-FL5 Ltd., “AS”, FLR, 5.974% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	5,459,500	5,272,938
MF1 2022-FL8 Ltd., “B”, FLR, 6.51% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,148,061
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.452% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	3,932,725	3,825,696
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,481,008
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.142% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	1,750,540	1,700,091

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 5.952% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	$1,900,000	$1,850,313
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.565% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,195,227	5,015,426
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	2,137,000	2,141,578
PFP III 2021-7 Ltd., “AS”, FLR, 5.834% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	3,912,305	3,802,760
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 5.845% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	1,970,170	1,904,102
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.645% (LIBOR - 1mo. + 1.8%), 11/25/2036 (n)	1,130,000	1,083,654
Residential Funding Mortgage Securities, Inc., FGIC, 4.156%, 12/25/2035	63,221	62,964
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	338,492	337,582
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.358% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	4,962,310
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.909% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	5,181,500	5,077,425
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,610,847
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.242% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	2,010,166	1,910,671
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,139,839
		$125,576,241
Automotive – 0.5%
General Motors Co., 6.75%, 4/01/2046	$846,000	$855,419
Hyundai Capital America, 2.65%, 2/10/2025 (n)	804,000	766,579
Lear Corp., 4.25%, 5/15/2029	656,000	620,501
Magna International, Inc., 2.45%, 6/15/2030	1,902,000	1,613,856
Stellantis N.V., 2.691%, 9/15/2031 (n)	2,944,000	2,377,669
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,607,000	3,485,298
		$9,719,322
Broadcasting – 0.3%
Walt Disney Co., 3.5%, 5/13/2040	$4,664,000	$3,964,659
Warnermedia Holdings, Inc., 5.05%, 3/15/2042 (n)	1,937,000	1,620,173
Warnermedia Holdings, Inc., 5.141%, 3/15/2052 (n)	1,692,000	1,370,915
		$6,955,747
Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$2,155,000	$1,814,209
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	975,000	962,460
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	1,867,416
		$4,644,085
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$161,380
Masco Corp., 2%, 2/15/2031	3,622,000	2,899,047
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	347,273
		$3,407,700
Business Services – 0.7%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$2,756,093
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,591,845
Equinix, Inc., 2.5%, 5/15/2031	2,363,000	1,945,738
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,375,836
Fiserv, Inc., 2.65%, 6/01/2030	730,000	630,189
Global Payments, Inc., 1.2%, 3/01/2026	2,011,000	1,788,632
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,391,375
RELX Capital, Inc., 3%, 5/22/2030	620,000	553,910
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,775,548
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,422,000	1,492,754
		$15,301,920
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$1,049,015
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,456,228
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	354,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	$1,734,000	$1,405,294
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,055,347
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,876,375
		$8,197,030
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$1,159,086
Sherwin-Williams Co., 2.3%, 5/15/2030	1,542,000	1,308,513
		$2,467,599
Computer Software – 0.2%
Oracle Corp., 6.15%, 11/09/2029	$947,000	$1,008,676
Oracle Corp., 4.9%, 2/06/2033	740,000	724,806
Roper Technologies, Inc., 4.2%, 9/15/2028	675,000	663,626
Roper Technologies, Inc., 2.95%, 9/15/2029	411,000	369,041
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,072,470
		$3,838,619
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$3,222,000	$2,561,188
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	808,000	771,342
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,112,000	2,071,243
		$5,403,773
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$1,861,000	$1,716,896
Kenvue, Inc., 4.9%, 3/22/2033 (n)	1,983,000	2,048,789
		$3,765,685
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$1,429,090
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$2,242,385
Electronics – 0.4%
Broadcom, Inc., 4.15%, 11/15/2030	$505,000	$468,342
Broadcom, Inc., 4.3%, 11/15/2032	1,329,000	1,224,463
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,184,000	972,398
Broadcom, Inc., 3.187%, 11/15/2036 (n)	2,359,000	1,787,692
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	621,110
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	2,212,000	1,828,658
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	1,896,000	1,381,345
		$8,284,008
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$3,646,432
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,521,253
		$7,167,685
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$362,000	$357,887
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	4,225,000	3,792,837
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,139,728
Air Lease Corp., 2.2%, 1/15/2027	1,394,000	1,234,711
Air Lease Corp., 2.875%, 1/15/2032	1,830,000	1,511,609
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	639,918
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	1,936,644
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,541,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	$639,000	$633,026
		$13,787,601
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,950,000	$3,772,254
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	737,000	699,847
Constellation Brands, Inc., 3.5%, 5/09/2027	1,544,000	1,484,648
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,300,308
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	277,410
		$8,534,467
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,519,961
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	706,794
Marriott International, Inc., 4%, 4/15/2028	1,731,000	1,671,745
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,921,338
Marriott International, Inc., 2.85%, 4/15/2031	7,000	5,963
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,294,860
		$7,120,661
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,150,374
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	3,078,000	2,663,516
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	3,911,443
		$8,725,333
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$1,850,000	$1,740,517
Humana, Inc., 5.875%, 3/01/2033	1,686,000	1,814,218
		$3,554,735
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,979,000	$1,939,166
Aon Corp., 3.75%, 5/02/2029	1,893,000	1,809,008
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	172,000	144,314
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,909,606
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	3,006,000	2,954,443
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	823,309
		$9,579,846
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$2,832,000	$2,782,040
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,679,000	1,660,590
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	412,714
		$4,855,344
Major Banks – 2.6%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$1,626,000	$1,563,785
Bank of America Corp., 3.5%, 4/19/2026	1,361,000	1,308,217
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	3,452,000	2,821,364
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	703,213
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	1,993,000	2,202,879
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,571,940
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	3,742,000	3,188,163
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	745,742
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,164,764
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	1,937,695
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,298,444
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	685,543

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	$442,000	$359,596
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	3,163,000	3,024,315
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	897,000	783,053
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	411,460
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	3,839,538
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,522,845
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	938,000	767,707
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,205,410
Morgan Stanley, 3.875%, 4/29/2024	522,000	515,525
Morgan Stanley, 4%, 7/23/2025	1,063,000	1,040,506
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,138,371
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,651,617
Royal Bank of Canada, 1.15%, 6/10/2025	2,774,000	2,552,469
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	344,000	328,632
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,497,830
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	4,980,852
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	5,150,000	4,463,764
		$57,275,239
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,541,739
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	260,211
Cigna Corp., 3.2%, 3/15/2040	474,000	371,288
HCA, Inc., 4.125%, 6/15/2029	1,809,000	1,694,551
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,805,891
HCA, Inc., 4.375%, 3/15/2042 (n)	1,202,000	1,010,284
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	874,437
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	123,740
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	1,028,408
		$9,710,549
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$1,404,853
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$456,148
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,402,457
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	3,797,388
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,244,000	1,239,518
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,419,985
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	596,062
		$8,911,558
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$1,833,000	$1,687,199
Enbridge, Inc., 2.5%, 1/15/2025	969,000	928,521
Energy Transfer LP, 5.75%, 2/15/2033	2,187,000	2,239,882
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,030,000	1,019,442
ONEOK, Inc., 4.95%, 7/13/2047	2,331,000	1,953,190
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,676,194
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	493,887
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	784,415
Targa Resources Corp., 4.2%, 2/01/2033	746,000	671,170
Targa Resources Corp., 6.125%, 3/15/2033	2,281,000	2,362,009
		$13,815,909

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 12.7%
Fannie Mae, 5%, 12/01/2023 - 3/01/2041	$1,694,044	$1,727,108
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	3,423,217	3,242,182
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	662,710	688,649
Fannie Mae, 2.5%, 11/01/2031	60,743	57,192
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	3,958,524	4,045,435
Fannie Mae, 3%, 2/25/2033 (i)	292,494	26,167
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	3,782,953	3,799,421
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,310,472	2,376,809
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	10,091,472	9,579,127
Fannie Mae, 3.25%, 5/25/2040	95,589	89,885
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	7,001,305	6,847,001
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	242,458	223,448
Fannie Mae, 4%, 7/25/2046 (i)	299,934	56,496
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 3/01/2053	6,207,644	6,270,061
Fannie Mae, UMBS, 2%, 9/01/2036 - 4/01/2052	26,456,920	22,574,983
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 5/01/2052	43,732,581	38,088,877
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,709,990	1,349,904
Fannie Mae, UMBS, 3%, 6/01/2051 - 7/01/2052	12,577,384	11,317,584
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 10/01/2052	1,556,236	1,446,152
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 10/01/2052	3,107,356	3,050,047
Fannie Mae, UMBS, 6%, 2/01/2053	522,488	552,439
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	776,431	713,957
Freddie Mac, 3.06%, 7/25/2023	156,910	155,978
Freddie Mac, 3.458%, 8/25/2023	1,483,604	1,473,134
Freddie Mac, 0.903%, 4/25/2024 (i)	4,017,323	28,699
Freddie Mac, 0.506%, 7/25/2024 (i)	14,179,000	97,401
Freddie Mac, 0.597%, 7/25/2024 (i)	4,219,950	22,524
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	657,037	661,291
Freddie Mac, 0.318%, 8/25/2024 (i)	15,246,000	100,890
Freddie Mac, 0.387%, 8/25/2024 (i)	24,729,187	133,003
Freddie Mac, 3.064%, 8/25/2024	770,393	752,217
Freddie Mac, 0.34%, 10/25/2024 (i)	17,906,850	69,525
Freddie Mac, 0.274%, 11/25/2024 (i)	15,385,000	62,428
Freddie Mac, 2.67%, 12/25/2024	1,261,000	1,221,847
Freddie Mac, 0.639%, 6/25/2027 (i)	13,682,000	350,381
Freddie Mac, 0.748%, 6/25/2027 (i)	4,593,313	119,526
Freddie Mac, 0.574%, 7/25/2027 (i)	11,789,087	243,774
Freddie Mac, 0.328%, 8/25/2027 (i)	9,650,000	139,504
Freddie Mac, 0.423%, 8/25/2027 (i)	6,485,960	103,908
Freddie Mac, 0.279%, 9/25/2027 (i)	10,419,000	129,668
Freddie Mac, 0.196%, 11/25/2027 (i)	16,290,000	152,494
Freddie Mac, 0.286%, 11/25/2027 (i)	11,467,262	128,628
Freddie Mac, 0.326%, 11/25/2027 (i)	10,229,214	134,694
Freddie Mac, 0.246%, 12/25/2027 (i)	10,109,000	116,021
Freddie Mac, 0.29%, 12/25/2027 (i)	11,210,000	149,997
Freddie Mac, 0.368%, 12/25/2027 (i)	17,470,378	257,639
Freddie Mac, 1.091%, 7/25/2029 (i)	826,578	46,191
Freddie Mac, 1.143%, 8/25/2029 (i)	5,187,218	304,764
Freddie Mac, 1.8%, 4/25/2030 (i)	900,000	94,904
Freddie Mac, 1.868%, 4/25/2030 (i)	2,701,417	288,025
Freddie Mac, 1.665%, 5/25/2030 (i)	1,301,002	127,549
Freddie Mac, 1.797%, 5/25/2030 (i)	3,334,078	351,674
Freddie Mac, 1.342%, 6/25/2030 (i)	1,327,631	107,058
Freddie Mac, 1.599%, 8/25/2030 (i)	1,191,673	115,078
Freddie Mac, 1.169%, 9/25/2030 (i)	775,587	55,810
Freddie Mac, 1.081%, 11/25/2030 (i)	1,356,411	91,600
Freddie Mac, 0.329%, 1/25/2031 (i)	5,322,066	104,828
Freddie Mac, 0.781%, 1/25/2031 (i)	2,233,850	113,621
Freddie Mac, 0.936%, 1/25/2031 (i)	1,493,151	89,384

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.516%, 3/25/2031 (i)	$4,289,446	$137,628
Freddie Mac, 0.732%, 3/25/2031 (i)	1,837,683	88,866
Freddie Mac, 1.216%, 5/25/2031 (i)	822,353	65,646
Freddie Mac, 0.937%, 7/25/2031 (i)	1,237,840	78,711
Freddie Mac, 0.508%, 8/25/2031 (i)	1,665,016	57,370
Freddie Mac, 0.535%, 9/25/2031 (i)	5,442,448	205,498
Freddie Mac, 0.855%, 9/25/2031 (i)	1,567,181	91,182
Freddie Mac, 0.349%, 11/25/2031 (i)	8,030,040	204,776
Freddie Mac, 0.497%, 12/25/2031 (i)	7,179,988	252,586
Freddie Mac, 0.567%, 12/25/2031 (i)	12,162,189	480,313
Freddie Mac, 0.296%, 11/25/2032 (i)	8,358,312	170,719
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	916,346	934,936
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	642,253	657,891
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	833,142	860,631
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	393,797	408,578
Freddie Mac, 5.5%, 2/15/2036 (i)	56,753	9,108
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,318,059	2,269,381
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	6,814,684	6,484,955
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	8,792,616	8,108,254
Freddie Mac, 4.5%, 12/15/2040 (i)	42,976	3,718
Freddie Mac, 4%, 8/15/2044 (i)	60,021	6,645
Freddie Mac, UMBS, 2%, 12/01/2031 - 5/01/2052	36,119,956	30,323,016
Freddie Mac, UMBS, 6.5%, 10/01/2034	23,751	24,736
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2052	599,103	601,033
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	66,442	67,920
Freddie Mac, UMBS, 3%, 4/01/2037 - 6/01/2052	3,870,327	3,485,468
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 5/01/2052	6,716,945	5,881,761
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,332,292	2,184,980
Freddie Mac, UMBS, 4%, 8/01/2047 - 10/01/2052	3,350,147	3,216,814
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 2/01/2052	2,268,563	1,785,479
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 2/01/2053	434,241	438,616
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	973,084	1,015,304
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	569,484	587,310
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	8,648,186	8,540,680
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	182,581	188,786
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	5,331,310	5,166,114
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	3,575,106	3,424,182
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	9,050,539	8,320,009
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	8,263,021	7,273,012
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	7,192,795	6,109,884
Ginnie Mae, 0.586%, 2/16/2059 (i)	2,432,482	83,240
Ginnie Mae, TBA, 5.5%, 5/15/2048 - 4/20/2053	3,825,000	3,866,943
Ginnie Mae, TBA, 3%, 4/15/2053	1,975,000	1,798,935
Ginnie Mae, TBA, 2.5%, 4/20/2053	7,825,000	6,886,000
Ginnie Mae, TBA, 3.5%, 4/20/2053	3,225,000	3,023,311
Ginnie Mae, TBA, 5%, 4/20/2053	8,600,000	8,610,750
Ginnie Mae, TBA, 6%, 4/20/2053	900,000	916,770
UMBS, TBA, 4%, 4/13/2053	2,700,000	2,582,307
UMBS, TBA, 5%, 4/13/2053	300,000	299,203
UMBS, TBA, 2%, 4/25/2053	5,325,000	4,401,923
UMBS, TBA, 4.5%, 4/25/2053	3,144,449	3,080,918
UMBS, TBA, 6%, 4/25/2053	1,325,000	1,352,380
		$273,933,757
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$2,750,000	$3,001,712
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,673,701
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,437,000	1,218,614
		$8,894,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$427,607
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$3,344,000	$3,275,697
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	253,000	245,307
		$3,521,004
Network & Telecom – 0.2%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$959,186
Verizon Communications, Inc., 4.272%, 1/15/2036	1,477,000	1,370,106
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,792,248
		$4,121,540
Oils – 0.2%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$2,421,185
Valero Energy Corp., 6.625%, 6/15/2037	2,124,000	2,323,026
		$4,744,211
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$5,881,000	$5,343,795
Northern Trust Corp., 6.125%, 11/02/2032	2,959,000	3,154,655
		$8,498,450
Pollution Control – 0.0%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$676,906
Real Estate - Office – 0.0%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$1,316,000	$938,160
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$157,413
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,517,600
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	427,229
		$2,102,242
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,571,515
Best Buy Co., Inc., 4.45%, 10/01/2028	1,738,000	1,716,561
		$3,288,076
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$2,771,000	$2,301,440
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$701,000	$645,879
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	2,565,000	2,433,175
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	5,197,000	4,664,049
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,678,762
T-Mobile USA, Inc., 4.5%, 4/15/2050	2,244,000	1,954,283
Vodafone Group PLC, 5.625%, 2/10/2053	750,000	740,657
		$12,116,805
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,200,000	$3,992,124
Philip Morris International, Inc., 5.125%, 11/17/2027	869,000	889,256
Philip Morris International, Inc., 5.625%, 11/17/2029	374,000	390,780
Philip Morris International, Inc., 5.125%, 2/15/2030	1,404,000	1,422,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 5.75%, 11/17/2032	$1,653,000	$1,734,673
		$8,428,847
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,826,000	$2,158,180
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$127	$126
Small Business Administration, 4.77%, 4/01/2024	22,934	22,682
Small Business Administration, 5.18%, 5/01/2024	30,398	30,135
Small Business Administration, 5.52%, 6/01/2024	1,493	1,492
Small Business Administration, 4.99%, 9/01/2024	27,399	26,912
Small Business Administration, 4.95%, 3/01/2025	1,412	1,414
Small Business Administration, 5.11%, 8/01/2025	141,573	140,399
		$223,160
U.S. Treasury Obligations – 6.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$5,500,000	$3,788,340
U.S. Treasury Bonds, 1.75%, 8/15/2041	4,700,000	3,403,094
U.S. Treasury Bonds, 2.375%, 2/15/2042	6,600,000	5,307,328
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,859,157
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	7,817,317
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	3,165,486
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	770,133
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)	43,390,000	33,517,080
U.S. Treasury Bonds, 2.25%, 2/15/2052	6,300,000	4,697,930
U.S. Treasury Notes, 0.375%, 11/30/2025	62,900,000	57,376,594
U.S. Treasury Notes, 2.5%, 3/31/2027	12,600,000	12,033,984
		$139,736,443
Utilities - Electric Power – 1.1%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,273,000	$1,354,382
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	250,000	210,485
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,995,000	4,103,289
Duke Energy Corp., 2.65%, 9/01/2026	294,000	274,975
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,922,633
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	926,000	956,995
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	335,877
Evergy, Inc., 2.9%, 9/15/2029	1,644,000	1,473,418
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,556,980
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	739,262
Georgia Power Co., 3.7%, 1/30/2050	147,000	114,061
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,308,216
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	772,782
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,249,795
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	418,604
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,251,584
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,408,008
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	656,788
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	883,777
		$22,991,911
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$926,985
Total Bonds		$858,763,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.9%
Automotive – 0.2%
Aptiv PLC, 5.5%	39,000	$4,786,860
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	66,836	$8,089,829
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc., 5.25% (a)	5,432	$6,330,455
Total Convertible Preferred Stocks		$19,207,144
Preferred Stocks – 0.8%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	124,392	$5,194,405
Consumer Products – 0.6%
Henkel AG & Co. KGaA	152,042	$11,881,939
Total Preferred Stocks		$17,076,344
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.56% (v)	46,538,647	$46,547,955

Other Assets, Less Liabilities – (1.0)%		(21,923,876)
Net Assets – 100.0%		$2,165,152,862
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $46,547,955 and $2,140,528,783, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $177,966,308, representing 8.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	49	$10,116,203	June – 2023	$103,333
U.S. Treasury Note 5 yr	Long	USD	617	67,566,321	June – 2023	1,327,398
U.S. Treasury Ultra Bond	Long	USD	132	18,628,500	June – 2023	718,144
						$2,148,875
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	283	$34,282,797	June – 2023	$(1,146,043)
At March 31, 2023, the fund had liquid securities with an aggregate value of $1,553,417 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,191,580,655	$6,330,455	$—	$1,197,911,110
Germany	26,569,326	—	—	26,569,326
United Kingdom	4,275,128	11,148,142	—	15,423,270
Switzerland	—	12,143,503	—	12,143,503
Canada	10,004,549	—	—	10,004,549
Taiwan	8,264,362	—	—	8,264,362
France	6,254,487	—	—	6,254,487
South Korea	—	5,194,405	—	5,194,405
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	139,959,603	—	139,959,603
Municipal Bonds	—	8,894,027	—	8,894,027
U.S. Corporate Bonds	—	218,973,532	—	218,973,532
Residential Mortgage-Backed Securities	—	274,094,549	—	274,094,549
Commercial Mortgage-Backed Securities	—	43,624,474	—	43,624,474
Asset-Backed Securities (including CDOs)	—	81,790,975	—	81,790,975
Foreign Bonds	—	91,426,611	—	91,426,611
Mutual Funds	46,547,955	—	—	46,547,955
Total	$1,293,496,462	$893,580,276	$—	$2,187,076,738
Other Financial Instruments
Futures Contracts – Assets	$2,148,875	$—	$—	$2,148,875
Futures Contracts – Liabilities	(1,146,043)	—	—	(1,146,043)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,640,356	$91,521,910	$68,614,888	$(622)	$1,199	$46,547,955
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,604	$—